T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2005 Fund—Advisor Class

T. Rowe Price Retirement 2005 Fund—R Class

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2015 Fund—Advisor Class

T. Rowe Price Retirement 2015 Fund—R Class

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2025 Fund—Advisor Class

T. Rowe Price Retirement 2025 Fund—R Class

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2035 Fund—Advisor Class

T. Rowe Price Retirement 2035 Fund—R Class

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2045 Fund—Advisor Class

T. Rowe Price Retirement 2045 Fund—R Class

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2050 Fund—Advisor Class

T. Rowe Price Retirement 2050 Fund—R Class

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2055 Fund—Advisor Class

T. Rowe Price Retirement 2055 Fund—R Class

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement 2060 Fund—Advisor Class

T. Rowe Price Retirement 2060 Fund—R Class

T. Rowe Price Retirement Balanced Fund

T. Rowe Price Retirement Balanced Fund—Advisor Class

T. Rowe Price Retirement Balanced Fund—R Class

Supplement to Prospectuses Dated October 1, 2014

In section 1, the portfolio manager table under “Management” in each fund’s summary is supplemented as follows:

Effective August 1, 2015, Wyatt A. Lee will join Jerome A. Clark as the fund’s co-portfolio manager and Co-chairman of the fund’s Investment Advisory Committee. Mr. Lee joined T. Rowe Price in 1999.

In section 3, the disclosure under “Portfolio Management” is supplemented as follows:

Effective August 1, 2015, Wyatt A. Lee will join Jerome A. Clark as Co-chairman of the fund’s Investment Advisory Committee. Mr. Lee joined the Firm in 1999 and his investment experience dates from 1997. During the past five years, he has served as a portfolio manager (beginning in 2011) and assisted other T. Rowe Price portfolio managers in managing and executing the Firm’s asset allocation strategies.

The date of this supplement is July 7, 2015.

C16-041 7/7/15